15. SEGMENTED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2018
Notes
15. SEGMENTED FINANCIAL INFORMATION

15. SEGMENTED FINANCIAL INFORMATION

The Company operates in one industry segment, being the acquisition and exploration of mineral properties. Geographic information is as follows:

	December 31, 2018	December 31, 2017
Non-current assets
Portugal	$ 1,433,139	$ 1,498,490
Kosovo	143,155	143,155
	$ 1,576,294	$ 1,641,645

	Years ended
	December 31, 2018	December 31, 2017
Mineral exploration expenses
Portugal	$ 2,165,880	$ 1,405,528
Kosovo	89,808	235,563
Germany	-	29,621
Others	20,598	72,101
	$ 2,276,286	$ 1,742,813